FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       April 26, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       95

Form 13F Information Table Value Total:       $252,569



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications Inc     COM              000886101     2438   286870 SH       SOLE                            286870
Abbott Laboratories            COM              002824100      830    17598 SH       SOLE                             17598
Acme Metals Inc                COM              004724100        0    10000 SH       SOLE                             10000
American International Group   COM              026874107     6514    80922 SH       SOLE                             80922
Amgen Inc                      COM              031162100     3836    63740 SH       SOLE                             63740
Applied Materials Inc          COM              038222105      213     4900 SH       SOLE                              4900
Arthur J. Gallagher & Co       COM              363576109     3318   119800 SH       SOLE                            119800
Avery-Dennison Corp            COM              053611109      799    15350 SH       SOLE                             15350
BP Amoco PLC                   COM              055622104     1000    20145 SH       SOLE                             20145
Bank of America Corp           COM              060505104      972    17749 SH       SOLE                             17749
Barr Laboratories Inc          COM              068306109     2704    47300 SH       SOLE                             47300
BellSouth Corp                 COM              079860102     6220   152000 SH       SOLE                            152000
Bristol Myers Squibb Co        COM              110122108     4954    83405 SH       SOLE                             83405
CVS Corp                       COM              126650100     4388    75016 SH       SOLE                             75016
Calpine Corporation            COM              131347106     6663   121000 SH       SOLE                            121000
Chevron Corp                   COM              166751107     4793    54585 SH       SOLE                             54585
Cisco Systems Inc              COM              17275R102     2486   157210 SH       SOLE                            157210
Citigroup Inc                  COM              172967101     7469   166056 SH       SOLE                            166056
Coca Cola Co                   COM              191216100      807    17860 SH       SOLE                             17860
Colgate Palmolive Co           COM              194162103     5286    95650 SH       SOLE                             95650
Columbia Sportswear Co         COM              198516106     1732    38090 SH       SOLE                             38090
Comdisco Inc                   COM              200336105      346    43200 SH       SOLE                             43200
Comverse Technology Inc        COM              205862402     3589    60950 SH       SOLE                             60950
Costco Wholesale Corp          COM              22160K105      474    12080 SH       SOLE                             12080
Dell Computer Corp             COM              247025109     3536   137670 SH       SOLE                            137670
Dow Chemical Co                COM              260543103      284     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     3838    89800 SH       SOLE                             89800
Dycom Industries Inc           COM              267475101      153    11837 SH       SOLE                             11837
EMC Corp - Mass                COM              268648102     4947   168280 SH       SOLE                            168280
El Paso Corp                   COM              28336L109     7184   110015 SH       SOLE                            110015
Equifax Inc                    COM              294429105      731    23400 SH       SOLE                             23400
Exxon Mobil Corp               COM              30231G102      869    10726 SH       SOLE                             10726
Fannie Mae                     COM              313586109     9287   116673 SH       SOLE                            116673
First Union Corp               COM              337358105      547    16572 SH       SOLE                             16572
Fleet Boston Finacial Corp     COM              339030108     6365   168600 SH       SOLE                            168600
Forest Laboratories Inc        COM              345838106     2695    45500 SH       SOLE                             45500
General Electric Co            COM              369604103     9642   230336 SH       SOLE                            230336
Gillette Co                    COM              375766102      321    10300 SH       SOLE                             10300
Health Management Assoc Inc    COM              421933102      648    41642 SH       SOLE                             41642
Home Depot Inc                 COM              437076102     6741   156405 SH       SOLE                            156405
Illinois Tool Works Inc        COM              452308109      790    13900 SH       SOLE                             13900
Integrated Device Tech Inc     COM              458118106     3031   102350 SH       SOLE                            102350
Intel Corp                     COM              458140100      856    32525 SH       SOLE                             32525
International Business Machine COM              459200101     6179    64240 SH       SOLE                             64240
International Rectifier Corp   COM              460254105     1648    40700 SH       SOLE                             40700
Ivax Corporation               COM              465823102     4640   147300 SH       SOLE                            147300
JP Morgan Chase & Co           COM              46625H100      738    16447 SH       SOLE                             16447
Johnson & Johnson              COM              478160104     1728    19750 SH       SOLE                             19750
Kerr-McGee Corp                COM              492386107     5197    80075 SH       SOLE                             80075
Kimberly Clark Corp            COM              494368103     5739    84605 SH       SOLE                             84605
King Pharmaceuticals Inc       COM              495582108     5043   123750 SH       SOLE                            123750
Lennar Corp                    COM              526057104     3085    77400 SH       SOLE                             77400
MBNA Corp                      COM              55262L100     1417    42815 SH       SOLE                             42815
McDonalds Corp                 COM              580135101      257     9688 SH       SOLE                              9688
Medtronic Inc                  COM              585055106     1249    27300 SH       SOLE                             27300
Mellon Financial Corp          COM              58551A108      588    14505 SH       SOLE                             14505
Merck & Co Inc                 COM              589331107     5945    78325 SH       SOLE                             78325
Microsoft Corp                 COM              594918104     6072   111025 SH       SOLE                            111025
Morgan Stanley Dean Witter & C COM              617446448     5094    95220 SH       SOLE                             95220
Noble Drilling Corp            COM              655042109      208     4500 SH       SOLE                              4500
Northern Trust Corp.           COM              665859104     6555   104875 SH       SOLE                            104875
Omnicom Group                  COM              681919106     4433    53490 SH       SOLE                             53490
Pfizer Inc                     COM              717081103     8238   201181 SH       SOLE                            201181
Philip Morris Companies Inc    COM              718154107      341     7195 SH       SOLE                              7195
Procter & Gamble Co            COM              742718109      604     9655 SH       SOLE                              9655
Quanta Services Inc            COM              74762e102     3393   152000 SH       SOLE                            152000
Ruby Tuesday Inc               COM              781182100     3632   185200 SH       SOLE                            185200
SBC Communications Inc         COM              78387G103     1733    38823 SH       SOLE                             38823
Safeway Inc                    COM              786514208      659    11950 SH       SOLE                             11950
Schering Plough Corp           COM              806605101     2481    67920 SH       SOLE                             67920
Smith International Inc        COM              832110100      246     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      373    10638 SH       SOLE                             10638
Stryker Corp                   COM              863667101      209     4000 SH       SOLE                              4000
Sun Microsystems Inc           COM              866810104     3382   220070 SH       SOLE                            220070
SunTrust Banks Inc             COM              867914103      680    10498 SH       SOLE                             10498
Target Corp                    COM              87612E106      207     5750 SH       SOLE                              5750
Tellabs Inc                    COM              879664100     1278    31400 SH       SOLE                             31400
Tyco International LTD         COM              902124106     5640   130475 SH       SOLE                            130475
United Technologies Corp       COM              913017109     7880   107510 SH       SOLE                            107510
Veritas Software Corp          COM              923436109     1824    39450 SH       SOLE                             39450
Verizon Communications         COM              92343v104      412     8362 SH       SOLE                              8362
Wachovia Corp                  COM              929771103      422     7000 SH       SOLE                              7000
Wal-Mart Stores Inc            COM              931142103     6164   122050 SH       SOLE                            122050
Walgreen Co                    COM              931422109     1093    26800 SH       SOLE                             26800
Wells Fargo Company            COM              949746101      623    12600 SH       SOLE                             12600
Lord Abbett All Value Fund CL                   543915607      124 12243.000000SH    SOLE                        12243.000000
Mercury US Large Cap Fund-C                     589358787      112 13190.043000SH    SOLE                        13190.043000
Pimco Target Fund Class C                       693389298      172 11068.000000SH    SOLE                        11068.000000
Putnam Investors Fd Cl A                        746809102      286 23383.000000SH    SOLE                        23383.000000
S&P Industrial 00B Roll                         29471Q283       18 18171.185600SH    SOLE                        18171.185600
S&P Industrial 01J DAF                          294701A72       42 44332.000000SH    SOLE                        44332.000000
Select Ten 001 Roll Def Asset                   29471Q242       19 17052.564900SH    SOLE                        17052.564900
Select Ten 00B Roll Def Asset                   29471Q960       65 64910.570800SH    SOLE                        64910.570800
Select Ten 01A Roll Def Asset                   29471Q930       87 94161.000000SH    SOLE                        94161.000000
Teleglobal Port 01A Roll DAF                    29471T733       15 22975.000000SH    SOLE                        22975.000000